Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 492	$ 441
Intangible assets and goodwill	904	675
Associates and joint venture	107	14
Deferred tax assets	20	5
Other investments	1,742	1,241
Prepayments and other assets	217	127
Non-current assets	3,482	2,503
Current assets
Inventories	48	4
Trade and other receivables	372	255
Prepayments and other assets	182	185
Other investments	3,134	3,240
Cash and cash equivalents	1,952	4,991
Current assets	5,688	8,675
Total assets	9,170	11,178
Equity
Share capital and share premium	22,278	21,529
Reserves	602	606
Accumulated losses	(16,277)	(14,402)
Equity attributable to owners of the Company	6,603	7,733
Non-controlling interests	54	286
Total equity	6,657	8,019
Non-current liabilities
Loans and borrowings	1,248	2,031
Provisions	18	18
Other liabilities	132	81
Deferred tax liabilities	18	3
Non-current liabilities	1,416	2,133
Current liabilities
Loans and borrowings	117	144
Provisions	38	35
Trade payables and other liabilities	933	844
Current tax liabilities	9	3
Current liabilities	1,097	1,026
Total liabilities	2,513	3,159
Total equity and liabilities	$ 9,170	$ 11,178